Pension Plans (Details 5)	Dec. 31, 2014	Dec. 31, 2013
UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	100.00%	100.00%
US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	100.00%	100.00%
Equity securities | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	34.00%	36.00%
Equity securities | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	48.00%	52.00%
Debt securities | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	45.00%	38.00%
Debt securities | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	49.00%	46.00%
Hedge funds | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	14.00%	17.00%
Hedge funds | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	0.00%	0.00%
Real estate | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	3.00%	3.00%
Real estate | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	0.00%	0.00%
Cash | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	4.00%	6.00%
Cash | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	0.00%	0.00%
Other | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	0.00%	0.00%
Other | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	3.00%	2.00%